UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.02%
Air Freight & Logistics - 1.99%
Expeditors International of Washington, Inc.	9,630	$721,769

Building Products - 3.14%
Lennox International, Inc.	4,660	1,142,865

Capital Markets - 3.78%
Affiliated Managers Group, Inc.	6,860	751,924
Federated Investors, Inc. - Class B	20,850	620,288
		1,372,212
Chemicals - 3.89%
Eastman Chemical Co.	5,380	444,872
Scotts Miracle-Gro Co. - Class A	11,840	969,696
		1,414,568
Commercial Services & Supplies - 1.76%
Herman Miller, Inc.	17,450	640,066

Containers & Packaging - 4.18%
Crown Holdings, Inc. (a)	15,970	867,012
Owens-Illinois, Inc.	32,620	649,790
		1,516,802
Distributors - 2.58%
Genuine Parts Co.	8,620	937,684

Electronic Equipment, Instruments & Components - 3.13%
Amphenol Corp. - Class A	12,090	1,136,097

Food & Staples Retailing - 2.73%
Kroger Co.	33,880	993,700

Food Products - 6.78%
Campbell Soup Co.	14,970	539,219
General Mills, Inc.	22,660	1,067,966
Hershey Co.	7,720	854,450
		2,461,635
Health Care Equipment & Supplies - 5.07%
Varian Medical Systems, Inc. (a)	6,700	900,212
Zimmer Biomet Holdings, Inc.	7,600	943,312
		1,843,524
Health Care Providers & Services - 3.22%
Encompass Health Corp.	18,510	1,168,721

Hotels, Restaurants & Leisure - 3.98%
Choice Hotels International, Inc.	9,520	760,076
Cracker Barrel Old Country Store, Inc.	4,240	686,838
		1,446,914

IT Services - 8.26%
Broadridge Financial Solutions, Inc.	10,380	1,050,975
Paychex, Inc.	14,820	1,141,436
Western Union Co.	45,480	812,728
		3,005,139
Leisure Products - 1.98%
Hasbro, Inc.	8,490	720,801

Life Sciences Tools & Services - 2.66%
Waters Corp. (a)	3,990	966,458

Machinery - 4.65%
Crane Co.	9,150	773,816
Middleby Corp. (a)	7,490	918,198
		1,692,014
Media - 3.17%
Omnicom Group, Inc.	15,200	1,150,640

Professional Services - 1.74%
Equifax, Inc.	5,780	632,968

Real Estate Management & Development - 3.08%
CBRE Group, Inc. - Class A (a)	22,480	1,118,605

Road & Rail - 2.45%
Landstar System, Inc.	8,180	889,002

Semiconductors & Semiconductor Equipment - 3.24%
ON Semiconductor Corp. (a)	54,921	1,179,703

Software - 3.63%
Citrix Systems, Inc.	5,550	585,525
Teradata Corp. (a)	15,220	736,191
		1,321,716
Specialty Retail - 4.65%
Best Buy Company, Inc.	12,580	866,007
Tractor Supply Co.	8,660	825,731
		1,691,738
Technology Hardware, Storage & Peripherals - 2.41%
NetApp, Inc.	13,410	874,332

Textiles, Apparel & Luxury Goods - 4.71%
Carter's, Inc.	7,350	716,185
Hanesbrands, Inc.	30,380	564,764
Tapestry, Inc.	12,280	429,063
		1,710,012
Trading Companies & Distributors - 2.16%
WW Grainger, Inc.	2,570	783,259

TOTAL COMMON STOCKS (Cost $31,752,315)		34,532,944

SHORT-TERM INVESTMENTS - 4.66%
First American Treasury Obligations Fund - Class X - 2.309% (b)	1,694,202	1,694,202
TOTAL SHORT-TERM INVESTMENTS (Cost $1,694,202)		1,694,202

Total Investments (Cost $33,446,517) - 99.68%		36,227,146
Other Assets in Excess of Liabilities - 0.32%		117,417
TOTAL NET ASSETS - 100.00%		$36,344,563

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Seven day yield at February 28, 2019.

The accompanying notes are an integral part of these financial statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market. “Composite Market“ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at the fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. Money Market Mutual Funds are valued at cost.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3

Common Stocks*	$34,532,944	$-	$-	$34,532,944
Short-Term Investments	1,694,202	-	-	1,694,202
Total Investments in Securities	$36,227,146	$-	$-	$36,227,146

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

For the period ended February 28, 2019 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2019

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)   /s/ John Buckel
  John Buckel, President

Date  4/22/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date  4/22/19

By (Signature and Title)* /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date 4/17/19

* Print the name and title of each signing officer under his or her signature.